Impairment Charges / (Reversals) - Summary of Impairment Charges / (Reversals) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charges on financial assets, excluding receivables	€ 291	€ 133	€ 71
Impairment reversals on financial assets, excluding receivables	(29)	(73)	(39)
Impairment charges and reversals on non-financial assets and receivables	128	109	46
Total	€ 391	€ 169	€ 78